GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
Goodwill:

	Balance as of December 31, 2012	Acquisitions	Impairments	Balance as of December 31, 2013
Goodwill:
Shipping	$-	$-	$-	$-
Coal	-	20,411	-	20,411
Total goodwill	$-	$20,411	$-	$20,411

Accumulated impairment losses:
Shipping	$-	$-	-	$-
Coal	-	-	-	-
Total accumulated impairment losses	$-	$-	-	$-

Goodwill, net:
Shipping	$-	$-	-	$-
Coal	-	20,411	-	20,411
Total goodwill, net	$-	$20,411	-	$20,411